INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022
Current
Corporate bonds	$ 37,965,183	$ 12,845,934
Borrowings	107,891,810	71,301,468
Non-current
Corporate bonds	50,055,578	61,264,268
Borrowings	68,059,470	74,177,169
Bank borrowings
Current
Borrowings	59,136,406	48,305,535
Non-current
Borrowings	15,003,892	9,912,901
Trust debt securities
Current
Borrowings	7,254,915	6,492,733
Net loans payables - Parents companies and related parties
Current
Borrowings	3,535,306	3,657,266
Non-current
Borrowings	$ 3,000,000	$ 3,000,000